SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation and principle of consolidation

The consolidated financial statements of Wins Finance and its subsidiaries are prepared and presented in accordance with U.S. generally accepted accounting principles.(“U.S. GAAP”).

The consolidated financial statements include the financial statements of Wins Finance, its subsidiaries, including the wholly-foreign owned enterprises (“WFOEs”) in the PRC.

A subsidiary is an entity in which Wins Finance (i) directly or indirectly controls more than 50% of the voting power; or (ii) has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All significant inter-Company transactions and balances have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using information that are currently available. Changes in facts and circumstances may cause Wins Finance to revise its estimates. Material estimates that are particularly susceptible to significant change in the near-term include the determination of the allowances for doubtful accounts receivable and for guarantee losses.

Significant accounting estimates reflected in the financial statements include, but are not limited to: (i) the allowance for doubtful receivables; (ii) estimates of losses on unexpired contracts and financial guarantee service contracts; (iii) accrual of estimated liabilities; (iv) useful lives of long-lived assets; (v) impairment of long-lived assets; (vi) valuation allowance for deferred tax assets; (vii) contingencies; and (viii) share-based compensation.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(c)	Operating segments

ASC 280, Segment Reporting, requires companies to report financial and descriptive information about their reportable operating segments, including segment profit or loss, certain specific revenue and expense items, and segment assets. All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others.

The Company’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the financing lease business. The Company’s net revenues are all generated from customers in the PRC. Hence, the Company operates and manages its business in two reportable segments, namely, the provision of financial services and medical consulting services in the PRC domestic market.

For the year ended June 30, 2022, there were two customers that accounted for 91% and 9% of the Jinshang Leasing’s revenue, respectively. For the year ended June 30, 2021, there were three customers that accounted for 63% ,19% and 14% of the Jinshang Leasing’s revenue, respectively.

As of June 30, 2022, two customers accounted 55% and 45%, respectively, of the minimum lease payments receivable of Jinshang Leasing. As of June 30, 2021, three customers accounted for 70%, 17% and 13%, respectively, of the minimum lease payments receivable of Jinshang Leasing.

For the year ended June 30, 2022, there was one customer that accounted for 100% of the Ruikai Taifu Medical consultation services revenue.

(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and all highly liquid investments with original maturities of three months or less that are unrestricted as to withdrawal and use.

(e)	Restricted Cash

Restricted cash represents cash pledged to banks.

(f)	Investments securities – held to maturity

Investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year or three or five years are classified as investment securities – held to maturity (“HTM”). The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“CSRC”), such as government bonds, corporate bonds and central bank notes. The investment portfolios of these products are not disclosed to the Company by the banks or financial institutions.

HTM securities are those securities in which the Company has the ability and intent to hold the security until maturity. HTM securities are recorded at amortized cost. Premiums and discounts on HTM securities are amortized or accreted over the life of the related HTM security as an adjustment to yield using the effective-interest method. There were no such premiums or discounts on HTM securities for any of the reporting periods presented herein.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(f)	Investments securities – held to maturity (con’t)

A decline in the market value of any HTM securities below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts when developing an estimate of cash flows expected to be collected. The Company regularly evaluates the potential for impairment of the HTM securities, in particular when conditions indicate a potential for impairment, but not less than annually. There was no impairment noted for any of the reporting periods presented herein.

Interest income from HTM securities is recognized when the Company’s right to receive payment is established. Accrued but unpaid interest income is recorded as interest receivable in the accompanying consolidated statement of financial position.

(g)	Net investment in direct financing leases

Lease contracts that Jinshang Leasing enters with financing lease customers transfer substantially all the rewards and risks of ownership of the leased assets, other than legal title, to the customers. These financing lease contracts are accounted for as direct financing leases in accordance with ASC 840-10-25 and ASC 840-40-25. At the inception of a transaction, the cost of the leased property is capitalized at the present value of the minimum lease payment receivables and the unguaranteed residual value of the property at the end of the lease. The difference between the sum of (i) the minimum lease payment receivables and the unguaranteed residual value and (ii) the cost of the leased property is recognized as unearned income. Unearned income is recognized over the period of the lease using the effective interest rate method.

Net investment in direct financing leases is recorded at net realizable value consisting of minimum lease payments to be received less allowance for uncollectible, as needed, and less the unearned income. The allowance for lease payment receivable losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on Jinshang Leasing’s loss history, known and inherent risks in the transactions, adverse situations that may affect the lessee’s ability to repay, the estimated value of any underlying asset, current economic conditions and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available. While management uses the best information available upon which to base estimates, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used for the purposes of analysis.

Jinshang Leasing provides “Specific Allowance” for the lease payment receivable of lease transactions if any specific collectability risk is identified, and a “General Allowance”, based on total minimum lease payment receivable balance of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Jinshang Leasing performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

(h)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there were no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(h)	Revenue recognition (con’t)

Direct financing lease interest income

Direct financing lease interest income is recognized on an accrual basis using the effective interest method over the term of the lease by applying the rate that discounts the estimated future minimum lease payment receivables through the period of the lease to the amount of the net investment in the direct financing lease at inception.

The accrual of financing lease interest income is discontinued when a customer becomes 90 days or more past due on its lease or interest payments to Jinshang Leasing, unless Jinshang Leasing believes the interest is otherwise recoverable. Leases may be placed on non-accrual earlier if Jinshang Leasing has significant doubt about the ability of the customer to meet its lease obligations, as evidenced by consistent delinquency, deterioration in the customer’s financial condition or other relevant factors. Payments received while the lease is on non-accrual are applied to reduce the amount of the recorded value. Jinshang Leasing resumes accruing the interest income when Jinshang Leasing determines that the interest has again become recoverable, as, for example, if the customer resumes payment of the previous interest, and shows material improvement in its operating performance, financial position, and similar indicators.

Contract Balances

For the year ended June 30, 2022 and 2021, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

As of June 30, 2022 and 2021, the Company does not have any contract assets (unbilled receivables) since revenue is recognized when the performance obligation is fulfilled and the payment from customers is not contingent on a future event.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (unearned income), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised services to customers.

Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of June 30, 2022 and 2021, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

(i)	Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, with 3%salvage value. The average estimated useful lives of property and equipment are discussed in Note 6.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the corresponding accounts and includes any gain or loss in the consolidated statements of income and comprehensive income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and improvements of equipment are capitalized.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(j)	Impairment of long-lived assets

The Company applies the provisions of ASC No. 360 Sub topic 10, “Impairment or Disposal of Long-Lived Assets” (ASC 360-10) issued by the Financial Accounting Standards Board (“FASB”). ASC 360-10 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and finite-lived intangible assets, for impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount of the assets is greater than their fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows at the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses on long-lived assets in the years ended June 30, 2022 and 2021.

(k)	Non-marketable equity investments

On August 28, 2018, a subsidiary of the Company entered into an agreement to acquire a 30% equity interest in Hui Yue Finance Leasing (Ningbo) Co., Ltd. (“Hui Yue”). Hui Yue will be a joint venture between the Company, Mercury International Financial Leasing (Tianjin) Co., Ltd. (formerly translated as Chenxing International (Tianjin) Financial Leasing Co., Ltd) and Zhongtou Jinchuang (China) Financial Holding Group Co., Limited (formerly translated as Sino Investment Jinchuang Financial Holding Co., Ltd). The Company was originally required to pay RMB 300 million ($43.7 million) for its 30% interest in Hui Yue.

On October 26, 2018, the parties to the agreement entered into an amendment providing that the Company would acquire only a 15% equity interest in Hui Yue (instead of the originally contemplated 30%) for RMB150 million($21.8 million). Pursuant to the agreement, the Company was required to pay the capital within thirty years, from the date of change of Hui Yue’s company registration. The first payment of RMB 20 million ($2.9 million) was made on October 30, 2018. Hui Yue will focus on the financial leasing of equipment relating to port logistics, construction machinery, energy conservation and medicine in Ningbo, China. The Company believes that participating in this investment has the opportunity to boost the Company’s growth in the leasing sector by leveraging the local financial, governmental and client resources of the Company.

The Company elected to record its equity investments in this privately held company using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer, since the Company does not have significant influence over Hui Yue and its investment in Hui Yue is without readily determinable fair value. There was no observable price change for the year ended June 30, 2022.

On February 17 2021, a subsidiary of the Company entered into an agreement to convert Hui Yue’s equity into the creditor’s right of Shenzhen Jiruhai Technology Co., Ltd.

Equity investments in Hui Yue accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities.

On June 16,2021, Beijing Fu Sheng Xing Trading Co., LTD (“Fu Sheng Xing”) was established under the laws of the PRC. Full Shine owns 40% interest in Fu Sheng Xing.

All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in non-interest income (expenses).Dividend income is recognized when the right to receive the payment is established.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(l)	Fair value measurements

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information for financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1 -       inputs are based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -      inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -      inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

As of June 30, 2022 and 2021, financial instruments of the Company primarily consisted of cash, restricted cash, accounts receivables, other receivables, and bank and other loans which were carried at cost or amortized cost on the consolidated statement of financial position, and carrying amounts approximated their fair values because of their generally short maturities or the rate of interest of these instruments approximate the market rate of interest.

(m)	Foreign currency translation

The Company’s reporting currency is the United States Dollar (“US dollars” or “USD”). The functional currency of the Company’s subsidiaries in the PRC is the Chinese Yuan, or Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

For financial reporting purposes, the financial statements of the Company’s subsidiaries are prepared using RMB and translated into the Company’s functional currency at the exchange rates quoted by www.oanda.com. Assets and liabilities are translated using the exchange rate in effect at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2022	June 30, 2021
Statement of financial position items, except for equity accounts	6.7114	6.4601

	For the years ended June 30
	2022	2021
Items in the statements of income and comprehensive income, and statements of cash flows	6.4571	6.6273

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(n)	Interest expense

Interest expense derived from the loans providing funds for financial leasing contracts is classified as cost of revenue in the consolidated statements of income and comprehensive income.

(o)	Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, travel cost, entertainment expense, depreciation of equipment, office rental expense, professional service fees, office supplies, and similar items.

(p)	Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” ASC 740 requires a Company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment of the changes.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

(q)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of income and other comprehensive income.

Accumulated other comprehensive income, as presented on the consolidated statement of financial position, represents cumulative foreign currency translation adjustments.

(r)	Operating leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current and non-current lease liabilities on the Company’s consolidated statement of financial position.

ROU lease assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company use its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay to borrow an amount equal to the lease payments under similar terms. The operating lease ROU assets also include initial direct costs incurred and any lease payments made to the lessor or before the commencement date, minus any lease incentives received. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(s)	Share-based compensation

The Company accounts for share-based compensation awards to employees in accordance with ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of estimated forfeitures over the requisite service period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

If an award is cancelled for no consideration and it is not accompanied by a concurrent grant of (or offer to grant) a replacement award, it is accounted for as a repurchase for no consideration. Any unrecognized compensation cost is recognized on the cancellation date. Cancellation of an award, accompanied by a concurrent grant of (or offer to grant) a replacement award, is accounted for as a modification of the cancelled award (ASC 718-20-35-8 through 35-9).

(t)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among other things, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(u)	Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to warrants, stock options, and similar instruments had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock, options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

(v)	Disposal groups (or non-current assets) held-for-sale and discontinued operations

Disposal groups (or non-current assets) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. The disposal groups or the non- current assets (except for certain assets as explained below) are stated at the lower of carrying amount and fair value less costs to sell.

A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the group and which represent a separate major line of business or geographic area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale.

When an operation is classified as discontinued, a single amount is presented in the income statement, which comprises the post-tax profit or loss of the discontinued operation and the post-tax gain or loss recognized on the measurement to fair value less costs to sell, or on the disposal, of the assets or disposal groups constituting the discontinued operation.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(w)	Impact of recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses” (“ASU 2016-13”), which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for Emerging Growth Company (“EGC”) for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years and effective for public companies excluding EGC and smaller reporting companies for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of ASU 2016-13 on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12 (“ASU 2019-12”), Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. The Group is not early adopting the standard and it is in the process of evaluation the impact of adoption of this new standard on its consolidated financial statements.

(x)	Impact of recently issued accounting pronouncements not yet adopted

In May 2021, the FASB issued ASU 2021-04—Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This amendment provides that for an entity that presents earnings per share (EPS) in accordance with Topic 260, the effects of a modification or an exchange of a freestanding equity-classified written call option that is recognized as a dividend should be an adjustment to net income (or net loss) in the basic EPS calculation. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. If an entity elects to early adopt the amendments in this Update in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The Company is currently evaluating the impact of adopting this guidance.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(x)	Impact of recently issued accounting pronouncements not yet adopted (con’t)

In July 2021, the FASB issued 2021-05—Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments. Topic 842 requires that a lessor determine whether a lease should be classified as a sales-type lease or a direct financing lease at lease commencement on the basis of specified classification criteria. Under Topic 842, a lessor is not permitted to estimate most variable payments and must exclude variable payments that are not estimated and do not depend on a reference index or a rate from the lease receivable. Subsequently, those excluded variable payments are recognized entirely as lease income when the changes in facts and circumstances on which those variable payments are based occur. Consequently, the net investment in the lease for a sales-type lease or a direct financing lease with variable payments of a certain magnitude that do not depend on a reference index or a rate may be less than the carrying amount of the underlying asset derecognized at lease commencement. As a result, the lessor recognizes a selling loss at lease commencement (hereinafter referred to as a day one loss) even if the lessor expects the arrangement to be profitable overall. Certain preparers and practitioners have continued to highlight that recognizing a day-one loss for a sales-type lease with variable payments that do not depend on a reference index or a rate results in reporting outcomes that do not faithfully represent the underlying economics either at lease commencement or over the lease term. Those stakeholders emphasized that users of financial statements are not provided with financial information that is relevant or decision useful in those cases. Rather, the reporting of a loss is counter to the economics of those arrangements, and, thus, the accounting previously required fails to represent the underlying economics neutrally and faithfully. Lease arrangements with variable payment structures based on the performance or use of underlying assets are becoming more prevalent, particularly in the energy industry, and stakeholders from that industry requested that the Board amend the leases guidance to address this issue. This issue also may exist for a direct financing lease with variable payments that do not depend on a reference index or a rate. Those stakeholders further highlighted that lessors did not recognize a day-one loss under Topic 840, Leases, because of the longstanding practice to account for certain leases with variable payments as operating leases based on an interpretation of a classification criterion in Topic 840. That classification criterion was not retained in Topic 842. Additionally, the resulting day-one loss issue was not identified or discussed by the Board in deliberations leading to the issuance of Update 2016-02. The amendments in this Update address stakeholders’ concerns by amending the lease classification requirements for lessors to align them with practice under Topic 840. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met:

1.	The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in paragraphs 842-10-25-2 through 25-3.
2.	The lessor would have otherwise recognized a day-one loss.

When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not derecognize the underlying asset, and, therefore, does not recognize a selling profit or loss. The leased asset continues to be subject to the measurement and impairment requirements under other applicable GAAP 3 before and after the lease transaction. The amendments in this Update amend Topic 842, which has different effective dates for public business entities and most entities other than public business entities. The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities and interim periods within fiscal years beginning after December 15, 2022, for all other entities. The Company is currently evaluating the impact of adopting this guidance.

In October 2021, the FASB issued ASU 2021-07—Compensation—Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Share-Based Awards. The measurement objective in Topic 718 for share-based awards is fair value based, and the current price input is measured at fair value. This input is used in determining an award’s fair value. The practical expedient in this Update allows a non-public entity to determine the current price of a share underlying an equityclassified share-based award using the reasonable application of a reasonable valuation method. The practical expedient in this Update is effective prospectively for all qualifying awards granted or modified during fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application, including application in an interim period, is permitted for financial statements that have not yet been issued or made available for issuance as of October 25, 2021. The Company is currently evaluating the impact of adopting this guidance.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(x)	Impact of recently issued accounting pronouncements not yet adopted (con’t)

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated statement of financial position, consolidated statements of income and comprehensive income and consolidated statements of cash flows.

(y)	Related parties

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

(z)	Employee retirement benefits

Pursuant to the relevant regulations of the PRC government, the Company’s PRC subsidiaries participate in a local municipal government social benefits plan, and is required to contribute a certain percentage of the basic salaries of its employees to fund their retirement benefits. The local municipal government undertakes to assume the retirement benefits obligations of all existing and future retired employees. The Company’s only obligation is to pay the ongoing required contributions. Contributions are charged to expense as incurred. There are no provisions whereby forfeited contributions may be used to reduce future contributions. Amounts contributed during the years ended June 30, 2021 and 2022, are discussed in Note 12.

(aa) Deposits from direct financing leases

The deposit for direct finance leasing is delivered to the company by the customer when the company signs the finance lease contract as a guarantee for the performance of the contract.the deposit does not bear interest.

After the expiration of the lease term or early termination of the contract, and after the customer has paid off all the rent, liquidated damages and other payables, the company will return the deposit to the customer if no other expenses are incurred.

If both parties agree to terminate the contract early, the company shall not set off the security deposit against the rent of other periods, otherwise the customer may set off the security deposit against the outstanding rent of each period on the date of each rent payment; the order of setting off the security deposit is from the last rent to the next period.

During the lease period, if the customer fails to fulfill the payment obligation according to the contract, the company has the right to deduct the amount due to the company from the security deposit, and the customer must make up the security deposit and the relevant overdue interest within the time required by the company.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(ab) Other assets

Other assets include accounts receivable and other receivables and advance to supplier.

Account receivables and other receivables are recorded net of allowance for uncollectible accounts.The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of June 30, 2022 and 2021, the Company did not accrue allowance for uncollectible balances.

Advances to suppliers include prepayments to the Company’s suppliers,advance payment depends on specific circumstances, such as the nature of goods or services, negotiations with suppliers, and the delivery time of products or services received from suppliers after the advance payment. The Company continuously monitors suppliers’ delivery and payment, while maintaining an estimated credit loss reserve based on historical experience and any specific supplier problems (such as the identified inventory supply interruption). If the Company has difficulty in receiving payment from any supplier, the Company will take the following measures: stop buying products from the supplier, demand an immediate refund of the Company’s advance payment, and take legal actions if necessary. During the reporting periods, no legal proceedings were brought. If all these steps are unsuccessful, the management will decide whether the advance payment should be retained or cancelled. The balance of allowance for doubtful accounts relating to advances to suppliers was $0 as of As of June 30, 2022 and 2021.

(ac) Other current liabilities

Other current liabilities include accounts payable, employee compensation payable, taxes payable and other payables.

Accounts payable represent liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. The amounts are unsecured and are paid on normal commercial terms. employee compensation payable refers to the salary, social security, provident fund and bonus payable to the Company’s employees before the end of the current fiscal year. taxes payable refers to the composition of VAT and surtax payable under PRC tax before the end of the fiscal year. Other payables mainly consist of loans payable, lawyer fees, service fees, etc.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)     Basis of presentation and principle of consolidation

The consolidated financial statements of Wins Finance and its subsidiaries are prepared and presented in accordance with U.S. generally accepted accounting principles.(“U.S. GAAP”).

The consolidated financial statements include the financial statements of Wins Finance, its subsidiaries, including the wholly-foreign owned enterprises (“WFOEs”) in the PRC.

A subsidiary is an entity in which Wins Finance (i) directly or indirectly controls more than 50% of the voting power; or (ii) has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All significant inter-Company transactions and balances have been eliminated upon consolidation.

(b)     Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using information then currently available. Changes in facts and circumstances may cause Wins Finance to revise its estimates. Material estimates that are particularly susceptible to significant change in the near-term include the determination of the allowances for doubtful accounts receivable and for guarantee losses.

Significant accounting estimates reflected in the financial statements include, but are not limited to: (i) the allowance for doubtful receivables; (ii) estimates of losses on unexpired contracts and financial guarantee service contracts; (iii) accrual of estimated liabilities; (iv) useful lives of long-lived assets; (v) impairment of long-lived assets; (vi) valuation allowance for deferred tax assets; (vii) contingencies; and (viii) share-based compensation.

(c)     Operating segments

ASC 280, Segment Reporting, requires companies to report financial and descriptive information about their reportable operating segments, including segment profit or loss, certain specific revenue and expense items, and segment assets. All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others.

The Company’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the financing lease business. The Company’s net revenues are all generated from customers in the PRC. Hence, The Company operates and manages its business within one reportable segment, which is to provide financial services in the PRC domestic market.

For the year ended June 30, 2021, there were three customers that accounted for 63%, 19% and 14% of the Jinshang Leasing’s revenue, respectively. For the year ended June 30, 2020, there were two customers that accounted for 50% and 14% of the Jinshang Leasing’s revenue, respectively.

As of June 30, 2021, three customers accounted for 70%,17% and 13%, respectively, of the minimum lease payments receivable of Jinshang Leasing. As of June 30, 2020, two customers accounted for 40% and 13%, respectively, of the minimum lease payments receivable of Jinshang Leasing.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(d)     Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and all highly liquid investments with original maturities of three months or less that are unrestricted as to withdrawal and use.

(e)     Restricted Cash

Restricted cash represents cash pledged to banks.

(f)     Investments securities – held to maturity

Investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year or three or five years are classified as investment securities – held to maturity (“HTM”). The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“CSRC”), such as government bonds, corporate bonds and central bank notes. The investment portfolios of these products are not disclosed to the Company by the banks or financial institutions.

HTM securities are those securities in which the Company has the ability and intent to hold the security until maturity. HTM securities are recorded at amortized cost. Premiums and discounts on HTM securities are amortized or accreted over the life of the related HTM security as an adjustment to yield using the effective-interest method. There were no such premiums or discounts on HTM securities for any of the reporting periods presented herein.

A decline in the market value of any HTM securities below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts when developing an estimate of cash flows expected to be collected. The Company regularly evaluates the potential for impairment of the HTM securities, in particular when conditions indicate a potential for impairment, but not less than annually. There was no impairment noted for any of the reporting periods presented herein.

Interest income from HTM securities is recognized when the Company’s right to receive payment is established. Accrued but unpaid interest income is recorded as interest receivable in the accompanying consolidated statement of financial position.

(g)     Net investment in direct financing leases

Lease contracts that Jinshang Leasing enters with financing lease customers transfer substantially all the rewards and risks of ownership of the leased assets, other than legal title, to the customers. These financing lease contracts are accounted for as direct financing leases in accordance with ASC 840-10-25 and ASC 840-40-25. At the inception of a transaction, the cost of the leased property is capitalized at the present value of the minimum lease payment receivables and the unguaranteed residual value of the property at the end of the lease. The difference between the sum of (i) the minimum lease payment receivables and the unguaranteed residual value and (ii) the cost of the leased property is recognized as unearned income. Unearned income is recognized over the period of the lease using the effective interest rate method.

Net investment in direct financing leases is recorded at net realizable value consisting of minimum lease payments to be received less allowance for uncollectible, as needed, and less the unearned income. The allowance for lease payment receivable losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on Jinshang Leasing’s loss history, known and inherent risks in the transactions, adverse situations that may affect the lessee’s ability to repay, the estimated value of any underlying asset, current economic conditions and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available. While management uses the best information available upon which to base estimates, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used for the purposes of analysis.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(g)     Net investment in direct financing leases (con’t)

Jinshang Leasing provides “Specific Allowance” for the lease payment receivable of lease transactions if any specific collectability risk is identified, and a “General Allowance”, based on total minimum lease payment receivable balance of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Jinshang Leasing performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

(h)     Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there were no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

Direct financing lease interest income

Direct financing lease interest income is recognized on an accrual basis using the effective interest method over the term of the lease by applying the rate that discounts the estimated future minimum lease payment receivables through the period of the lease to the amount of the net investment in the direct financing lease at inception.

The accrual of financing lease interest income is discontinued when a customer becomes 90 days or more past due on its lease or interest payments to Jinshang Leasing, unless Jinshang Leasing believes the interest is otherwise recoverable. Leases may be placed on non-accrual earlier if Jinshang Leasing has significant doubt about the ability of the customer to meet its lease obligations, as evidenced by consistent delinquency, deterioration in the customer’s financial condition or other relevant factors. Payments received while the lease is on non-accrual are applied to reduce the amount of the recorded value. Jinshang Leasing resumes accruing the interest income when Jinshang Leasing determines that the interest has again become recoverable, as, for example, if the customer resumes payment of the previous interest, and shows material improvement in its operating performance, financial position, and similar indicators.

Contract Balances

For the year ended June 30, 2021 and 2020, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

As of June 30, 2021 and 2020, the Company does not have any contract assets (unbilled receivables) since revenue is recognized when the performance obligation is fulfilled and the payment from customers is not contingent on a future event.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (unearned income), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised services to customers.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(h)     Revenue recognition (con’t)

Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of June 30, 2021 and 2020, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

(i)     Property and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, with 3%salvage value. The average estimated useful lives of property and equipment are discussed in Note 6.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the corresponding accounts and includes any gain or loss in the consolidated statements of income and comprehensive income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and improvements of equipment are capitalized.

(j)     Impairment of long-lived assets

The Company applies the provisions of ASC No. 360 Sub topic 10, “Impairment or Disposal of Long-Lived Assets” (ASC 360-10) issued by the Financial Accounting Standards Board (“FASB”). ASC 360-10 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and finite-lived intangible assets, for impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount of the assets is greater than their fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows at the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses on long-lived assets in the years ended June 30, 2021 and 2020.

(k)     Non-marketable equity investments

On August 28, 2018, a subsidiary of the Company entered into an agreement to acquire a 30% equity interest in Hui Yue Finance Leasing (Ningbo) Co., Ltd. (“Hui Yue”). Hui Yue will be a joint venture between the Company, Mercury International Financial Leasing (Tianjin) Co., Ltd. (formerly translated as Chenxing International (Tianjin) Financial Leasing Co., Ltd) and Zhongtou Jinchuang (China) Financial Holding Group Co., Limited (formerly translated as Sino Investment Jinchuang Financial Holding Co., Ltd). The Company was originally required to pay RMB 300 million ($43.7 million) for its 30% interest in Hui Yue.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(k)     Non-marketable equity investments (con’t)

On October 26, 2018, the parties to the agreement entered into an amendment providing that the Company would acquire only a 15% equity interest in Hui Yue (instead of the originally contemplated 30%) for RMB150 million($21.8 million). Pursuant to the agreement, the Company was required to pay the capital within thirty years, from the date of change of Hui Yue’s company registration. The first payment of RMB 20 million ($2.9 million) was made on October 30, 2018. Hui Yue will focus on the financial leasing of equipment relating to port logistics, construction machinery, energy conservation and medicine in Ningbo, China. The Company believes that participating in this investment has the opportunity to boost the Company’s growth in the leasing sector by leveraging the local financial, governmental and client resources of the Company.

The Company elected to record its equity investments in this privately held company using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer, since the Company does not have significant influence over Hui Yue and its investment in Hui Yue is without readily determinable fair value. There was no observable price change for the year ended June 30, 2021.

On February 17 2021, a subsidiary of the Company entered into an agreement to Convert Hui Yue’s equity into the creditor’s right of Shenzhen Jiruhai Technology Co., Ltd.

Equity investments in Hui Yue accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities.

On June 16,2021, Beijing Fu Sheng Xing Trading Co., LTD (“Fu Sheng Xing”) was established under the laws of the PRC. Full Shine owns 40% interest in Fu Sheng Xing.

All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in non-interest income (expenses).Dividend income is recognized when the right to receive the payment is established.

(l)     Fair value measurements

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information for financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1 -       inputs are based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -       inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -       inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(l)     Fair value measurements (con’t)

As of June 30, 2021 and 2020, financial instruments of the Company primarily consisted of cash, restricted cash, accounts receivables, other receivables, and bank and other loans which were carried at cost or amortized cost on the consolidated statement of financial position, and carrying amounts approximated their fair values because of their generally short maturities or the rate of interest of these instruments approximate the market rate of interest.

(m)     Foreign currency translation

The Company’s reporting currency is the United States Dollar (“US dollars” or “USD”). The functional currency of the Company’s subsidiaries in the PRC is the Chinese Yuan, or Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

For financial reporting purposes, the financial statements of the Company’s subsidiaries are prepared using RMB and translated into the Company’s functional currency at the exchange rates quoted by www.oanda.com. Assets and liabilities are translated using the exchange rate in effect at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2021	June 30, 2020
Statement of financial position items, except for equity accounts	6.4601	7.0697

	For the years ended June 30
	2021	2020
Items in the statements of income and comprehensive income, and statements of cash flows	6.6273	7.0319

(n)     Interest expense

Interest expense derived from the loans providing funds for financial leasing contracts is classified as cost of revenue in the consolidated statements of income and comprehensive income.

(o)     Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, travel cost, entertainment expense, depreciation of equipment, office rental expense, professional service fees, office supplies, and similar items.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(p)     Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” ASC 740 requires a Company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment of the changes.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

(q)     Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Accumulated other comprehensive income, as presented on the consolidated statement of financial position, represents cumulative foreign currency translation adjustments.

(r)     Operating leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current and non-current lease liabilities on the Company’s consolidated statement of financial position.

ROU lease assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company use its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay to borrow an amount equal to the lease payments under similar terms. The operating lease ROU assets also include initial direct costs incurred and any lease payments made to the lessor or before the commencement date, minus any lease incentives received. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

(s)     Share-based compensation

The Company accounts for share-based compensation awards to employees in accordance with ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of estimated forfeitures over the requisite service period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

If an award is cancelled for no consideration and it is not accompanied by a concurrent grant of (or offer to grant) a replacement award, it is accounted for as a repurchase for no consideration. Any unrecognized compensation cost is recognized on the cancellation date. Cancellation of an award, accompanied by a concurrent grant of (or offer to grant) a replacement award, is accounted for as a modification of the cancelled award (ASC 718-20-35-8 through 35-9).

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(t)     Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among other things, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(u)     Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to warrants, stock options, and similar instruments had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock, options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

(v)     Disposal groups (or non-current assets) held-for-sale and discontinued operations

Disposal groups (or non-current assets) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. The disposal groups or the non- current assets (except for certain assets as explained below) are stated at the lower of carrying amount and fair value less costs to sell.

A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the group and which represent a separate major line of business or geographic area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale.

When an operation is classified as discontinued, a single amount is presented in the income statement, which comprises the post-tax profit or loss of the discontinued operation and the post-tax gain or loss recognized on the measurement to fair value less costs to sell, or on the disposal, of the assets or disposal groups constituting the discontinued operation.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(w)     Impact of recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses” (“ASU 2016-13”), which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU is effective for Emerging Growth Company (“EGC”) for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years and effective for public companies excluding EGC and smaller reporting companies for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of ASU 2016-13 on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12 (“ASU 2019-12”), Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. The Group is not early adopting the standard and it is in the process of evaluation the impact of adoption of this new standard on its consolidated financial statements.

(x)     Impact of recently issued accounting pronouncements not yet adopted

In May 2021, the FASB issued ASU 2021-04—Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. This amendment provides that for an entity that presents earnings per share (EPS) in accordance with Topic 260, the effects of a modification or an exchange of a freestanding equity-classified written call option that is recognized as a dividend should be an adjustment to net income (or net loss) in the basic EPS calculation. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. If an entity elects to early adopt the amendments in this Update in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The Company is currently evaluating the impact of adopting this guidance.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(x)     Impact of recently issued accounting pronouncements not yet adopted (con’t)

In July 2021, the FASB issued 2021-05—Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments. Topic 842 requires that a lessor determine whether a lease should be classified as a sales-type lease or a direct financing lease at lease commencement on the basis of specified classification criteria. Under Topic 842, a lessor is not permitted to estimate most variable payments and must exclude variable payments that are not estimated and do not depend on a reference index or a rate from the lease receivable. Subsequently, those excluded variable payments are recognized entirely as lease income when the changes in facts and circumstances on which those variable payments are based occur. Consequently, the net investment in the lease for a sales-type lease or a direct financing lease with variable payments of a certain magnitude that do not depend on a reference index or a rate may be less than the carrying amount of the underlying asset derecognized at lease commencement. As a result, the lessor recognizes a selling loss at lease commencement (hereinafter referred to as a day one loss) even if the lessor expects the arrangement to be profitable overall. Certain preparers and practitioners have continued to highlight that recognizing a day-one loss for a sales-type lease with variable payments that do not depend on a reference index or a rate results in reporting outcomes that do not faithfully represent the underlying economics either at lease commencement or over the lease term. Those stakeholders emphasized that users of financial statements are not provided with financial information that is relevant or decision useful in those cases. Rather, the reporting of a loss is counter to the economics of those arrangements, and, thus, the accounting previously required fails to represent the underlying economics neutrally and faithfully. Lease arrangements with variable payment structures based on the performance or use of underlying assets are becoming more prevalent, particularly in the energy industry, and stakeholders from that industry requested that the Board amend the leases guidance to address this issue. This issue also may exist for a direct financing lease with variable payments that do not depend on a reference index or a rate. Those stakeholders further highlighted that lessors did not recognize a day-one loss under Topic 840, Leases, because of the longstanding practice to account for certain leases with variable payments as operating leases based on an interpretation of a classification criterion in Topic 840. That classification criterion was not retained in Topic 842. Additionally, the resulting day-one loss issue was not identified or discussed by the Board in deliberations leading to the issuance of Update 2016-02. The amendments in this Update address stakeholders’ concerns by amending the lease classification requirements for lessors to align them with practice under Topic 840. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met:

1.	The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in paragraphs 842-10-25-2 through 25-3.
2.	The lessor would have otherwise recognized a day-one loss.

When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not derecognize the underlying asset, and, therefore, does not recognize a selling profit or loss. The leased asset continues to be subject to the measurement and impairment requirements under other applicable GAAP 3 before and after the lease transaction. The amendments in this Update amend Topic 842, which has different effective dates for public business entities and most entities other than public business entities. The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities and interim periods within fiscal years beginning after December 15, 2022, for all other entities. The Company is currently evaluating the impact of adopting this guidance.

In October 2021, the FASB issued ASU 2021-07—Compensation—Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Share-Based Awards. The measurement objective in Topic 718 for share-based awards is fair value based, and the current price input is measured at fair value. This input is used in determining an award’s fair value. The practical expedient in this Update allows a non-public entity to determine the current price of a share underlying an equityclassified share-based award using the reasonable application of a reasonable valuation method. The practical expedient in this Update is effective prospectively for all qualifying awards granted or modified during fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application, including application in an interim period, is permitted for financial statements that have not yet been issued or made available for issuance as of October 25, 2021. The Company is currently evaluating the impact of adopting this guidance.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(x)     Impact of recently issued accounting pronouncements not yet adopted (con’t)

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated statement of financial position, consolidated statements of income and comprehensive income and consolidated statements of cash flows.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)     Basis of presentation and principle of consolidation

The consolidated financial statements of Wins Finance and its subsidiaries are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The consolidated financial statements include the financial statements of Wins Finance, its subsidiaries, including the wholly-foreign owned enterprises (“WFOEs”) in the PRC.

A subsidiary is an entity in which Wins Finance (i) directly or indirectly controls more than 50% of the voting power; or (ii) has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All significant inter-Company transactions and balances have been eliminated upon consolidation.

(b)     Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using information then currently available. Changes in facts and circumstances may cause Wins Finance to revise its estimates. Material estimates that are particularly susceptible to significant change in the near-term include the determination of the allowances for doubtful accounts receivable and for guarantee losses.

Significant accounting estimates reflected in the financial statements include, but are not limited to: (i) the allowance for doubtful receivables; (ii) estimates of losses on unexpired contracts and financial guarantee service contracts; (iii) accrual of estimated liabilities; (iv) useful lives of long-lived assets; (v) impairment of long-lived assets; (vi) valuation allowance for deferred tax assets; (vii) contingencies; and (viii) share-based compensation.

(c)     Operating segments

ASC 280, Segment Reporting, requires companies to report financial and descriptive information about their reportable operating segments, including segment profit or loss, certain specific revenue and expense items, and segment assets. All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others.

The Company’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for both the financing lease business and the guarantee business. The Company’s net revenues are all generated from customers in the PRC. Hence, The Company operates and manages its business within one reportable segment, which is to provide financial services in the PRC domestic market.

For the year ended June 30, 2020, there were 2 customers that accounted for 50% and 14% of the Jinshang Leasing’s revenue, respectively. For the year ended June 30, 2019, there were 3 customers that accounted for 43%, 12% and 11% of the Jinshang Leasing’s revenue, respectively.

As of June 30, 2020, two customers accounted for 40% and 13%, respectively, of the minimum lease payments receivable of Jinshang Leasing. As of June 30, 2019, two customers accounted for 45% and 12%, respectively, of the minimum lease payments receivable of Jinshang Leasing.

(d)    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and all highly liquid investments with original maturities of three months or less that are unrestricted as to withdrawal and use.

(e)     Restricted Cash

Restricted cash represents cash pledged to banks.

(f)     Investments securities – held to maturity

Investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year or three or five years are classified as investment securities – held to maturity (“HTM”). The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“CSRC”), such as government bonds, corporate bonds and central bank notes. The investment portfolios of these products are not disclosed to the Company by the banks or financial institutions.

HTM securities are those securities in which the Company has the ability and intent to hold the security until maturity. HTM securities are recorded at amortized cost. Premiums and discounts on HTM securities are amortized or accreted over the life of the related HTM security as an adjustment to yield using the effective-interest method. There were no such premiums or discounts on HTM securities for any of the reporting periods presented herein.

A decline in the market value of any HTM securities below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts when developing an estimate of cash flows expected to be collected. The Company regularly evaluates the potential for impairment of the HTM securities, in particular when conditions indicate a potential for impairment, but not less than annually. There was no impairment noted for any of the reporting periods presented herein.

Interest income from HTM securities is recognized when the Company’s right to receive payment is established. Accrued but unpaid interest income is recorded as interest receivable in the accompanying consolidated balance sheets.

(g)     Net investment in direct financing leases

Lease contracts that Jinshang Leasing enters with financing lease customers transfer substantially all the rewards and risks of ownership of the leased assets, other than legal title, to the customers. These financing lease contracts are accounted for as direct financing leases in accordance with ASC 840-10-25 and ASC 840-40-25. At the inception of a transaction, the cost of the leased property is capitalized at the present value of the minimum lease payment receivables and the unguaranteed residual value of the property at the end of the lease. The difference between the sum of (i) the minimum lease payment receivables and the unguaranteed residual value and (ii) the cost of the leased property is recognized as unearned income. Unearned income is recognized over the period of the lease using the effective interest rate method.

Net investment in direct financing leases is recorded at net realizable value consisting of minimum lease payments to be received less allowance for uncollectible, as needed, and less the unearned income. The allowance for lease payment receivable losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on Jinshang Leasing’s loss history, known and inherent risks in the transactions, adverse situations that may affect the lessee’s ability to repay, the estimated value of any underlying asset, current economic conditions and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available. While management uses the best information available upon which to base estimates, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used for the purposes of analysis.

Jinshang Leasing provides “Specific Allowance” for the lease payment receivable of lease transactions if any specific collectability risk is identified, and a “General Allowance”, based on total minimum lease payment receivable balance of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Jinshang Leasing performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

(h)    Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there were no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

Direct financing lease interest income

Direct financing lease interest income is recognized on an accrual basis using the effective interest method over the term of the lease by applying the rate that discounts the estimated future minimum lease payment receivables through the period of the lease to the amount of the net investment in the direct financing lease at inception.

The accrual of financing lease interest income is discontinued when a customer becomes 90 days or more past due on its lease or interest payments to Jinshang Leasing, unless Jinshang Leasing believes the interest is otherwise recoverable. Leases may be placed on non-accrual earlier if Jinshang Leasing has significant doubt about the ability of the customer to meet its lease obligations, as evidenced by consistent delinquency, deterioration in the customer’s financial condition or other relevant factors. Payments received while the lease is on non-accrual are applied to reduce the amount of the recorded value. Jinshang Leasing resumes accruing the interest income when Jinshang Leasing determines that the interest has again become recoverable, as, for example, if the customer resumes payment of the previous interest, and shows material improvement in its operating performance, financial position, and similar indicators.

Contract Balances

For the year ended June 30, 2020 and 2019, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

As of June 30, 2020 and 2019, the Company does not have any contract assets (unbilled receivables) since revenue is recognized when the performance obligation is fulfilled and the payment from customers is not contingent on a future event.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (unearned income), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised services to customers.

Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of June 30, 2020 and 2019, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

(i)     Property and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, with 3%salvage value. The average estimated useful lives of property and equipment are discussed in Note 8.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the corresponding accounts and includes any gain or loss in the statements of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and improvements of equipment are capitalized.

(j)     Impairment of long-lived assets

The Company applies the provisions of ASC No. 360 Sub topic 10, “Impairment or Disposal of Long-Lived Assets” (ASC 360-10) issued by the Financial Accounting Standards Board (“FASB”). ASC 360-10 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and finite-lived intangible assets, for impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount of the assets is greater than their fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows at the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses on long-lived assets in the years ended June 30, 2020 and 2019.

(k)     Non-marketable equity investments

On August 28, 2018, a subsidiary of the Company entered into an agreement to acquire a 30% equity interest in Hui Yue Finance Leasing (Ningbo) Co., Ltd. (“Hui Yue”). Hui Yue will be a joint venture between the Company, Mercury International Financial Leasing (Tianjin) Co., Ltd. (formerly translated as Chenxing International (Tianjin) Financial Leasing Co., Ltd) and Zhongtou Jinchuang (China) Financial Holding Group Co., Limited (formerly translated as Sino Investment Jinchuang Financial Holding Co., Ltd). The Company was originally required to pay RMB 300 million ($43.7 million) for its 30% interest in Hui Yue.

On October 26, 2018, the parties to the agreement entered into an amendment providing that the Company would acquire only a 15% equity interest in Hui Yue (instead of the originally contemplated 30%) for RMB150 million($21.8 million). Pursuant to the agreement, the Company was required to pay the capital within thirty years, from the date of change of Hui Yue’s company registration. The first payment of RMB 20 million ($2.9 million) was made on October 30, 2018. Hui Yue will focus on the financial leasing of equipment relating to port logistics, construction machinery, energy conservation and medicine in Ningbo, China. The Company believes that participating in this investment has the opportunity to boost the Company’s growth in the leasing sector by leveraging the local financial, governmental and client resources of the Company.

The Company elected to record its equity investments in this privately held company using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer, since the Company does not have significant influence over Hui Yue and its investment in Hui Yue is without readily determinable fair value. There was no observable price change for the year ended June 30, 2020.

Equity investments in Hui Yue accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities.

All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in non-interest income (expenses).Dividend income is recognized when the right to receive the payment is established.

(l)     Fair value measurements

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information for financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1 -       inputs are based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -       inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -       inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

As of June 30, 2020 and 2019, financial instruments of the Company primarily consisted of cash, restricted cash, accounts receivables, other receivables, and bank and other loans which were carried at cost or amortized cost on the consolidated balance sheets, and carrying amounts approximated their fair values because of their generally short maturities or the rate of interest of these instruments approximate the market rate of interest.

(m)   Foreign currency translation

The Company’s functional and reporting currency is the United States Dollar (“US dollars” or “USD”). The functional currency of the Company’s subsidiaries in the PRC is the Chinese Yuan, or Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

For financial reporting purposes, the financial statements of the Company’s subsidiaries are prepared using RMB and translated into the Company’s functional currency at the exchange rates quoted by www.oanda.com. Assets and liabilities are translated using the exchange rate in effect at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2020	June 30, 2019
Balance sheet items, except for equity accounts	7.0697	6.8680

	For the years ended June 30
	2020	2019
Items in the statements of income and comprehensive income, and statements of cash flows	7.0319	6.8221

(n)     Interest expense

Interest expense derived from the loans providing funds for financial leasing contracts is classified as cost of revenue in the consolidated statements of income.

(o)     Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, travel cost, entertainment expense, depreciation of equipment, office rental expense, professional service fees, office supplies, and similar items.

(p)     Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” ASC 740 requires a Company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment of the changes.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

(q)     Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Accumulated other comprehensive income, as presented on the balance sheets, represents cumulative foreign currency translation adjustments.

(r)     Operating leases

The Company leases its office premises under lease agreements that qualify as operating leases. The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

(s)     Share-based compensation

The Company accounts for share-based compensation awards to employees in accordance with ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of estimated forfeitures over the requisite service period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

If an award is cancelled for no consideration and it is not accompanied by a concurrent grant of (or offer to grant) a replacement award, it is accounted for as a repurchase for no consideration. Any unrecognized compensation cost is recognized on the cancellation date. Cancellation of an award, accompanied by a concurrent grant of (or offer to grant) a replacement award, is accounted for as a modification of the cancelled award (ASC 718-20-35-8 through 35-9).

(t)     Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among other things, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(u)     Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to warrants, stock options, and similar instruments had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock, options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

(v)     Disposal groups (or non-current assets) held-for-sale and discontinued operations

Disposal groups (or non-current assets) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. The disposal groups or the non- current assets (except for certain assets as explained below) are stated at the lower of carrying amount and fair value less costs to sell. Deferred tax assets, assets arising from employee benefits, financial assets (other than investments in subsidiaries and associates) and investment properties, which are classified as held for sale, would continue to be measured in accordance with the significant accounting policies set out elsewhere in Note 20.

A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the group and which represent a separate major line of business or geographic area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale.

When an operation is classified as discontinued, a single amount is presented in the income statement, which comprises the post-tax profit or loss of the discontinued operation and the post-tax gain or loss recognized on the measurement to fair value less costs to sell, or on the disposal, of the assets or disposal groups constituting the discontinued operation.

(w)    Impact of recently issued accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance supersedes current guidance on revenue recognition in Topic 605, Revenue Recognition. In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. On July 1, 2018, the Company adopted ASC 606, applying the modified retrospective method to contracts that were not completed as of July 1, 2018. The adoption did not have a material impact on retained earnings as of July 1, 2018. Results for reporting periods beginning on or after July 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605. Additional disclosures have been made. Please see the Notes to Consolidated Financial Statements for details.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments- Recognition and Measurement of Financial Assets and Financial Liabilities. This new guidance amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The new guidance will require a modified retrospective application to all of the Company’s outstanding instruments beginning July 1, 2018, with a cumulative effect adjustment recorded to opening retained earnings as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value will be applied prospectively. Please see the Notes to Consolidated Financial Statements for details.

In November 2016, the FASB issued ASU No. 2016-18, Statements of Cash Flows (Topic 230): Restricted Cash. This guidance requires that a statement of cash flows explain the changes during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The standard should be applied to each period presented using a retrospective transition method. The adoption of this standard resulted in the Company’s restricted cash being included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statements of cash flows.

Other accounting standards adopted beginning July 1, 2018 do not have a significant impact on the Company’s consolidated financial statements.

(x)    Impact of recently issued accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326) for recognition of credit losses on financial instruments, which is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 (i.e., January 1, 2020, for calendar year entities), with early adoption permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The guidance introduces a new credit reserving model known as the Current Expected Credit Loss (CECL) model, which is based on expected losses, and differs significantly from the incurred loss approach used today. The CECL model requires measurement of expected credit losses not only based on historical experience and current conditions, but also by including reasonable and supportable forecasts incorporating forward-looking information and will likely result in earlier recognition of credit reserves. The Company does not intend to adopt the new standard early and is currently evaluating the impact the new guidance will have on its financial position, results of operations and cash flows.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify and add certain disclosure requirements related to fair value measurements covered in Topic 820, Fair Value Measurement. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the requirements that modify or eliminate the disclosure requirements, with certain requirements applied prospectively, and all other requirements applied retrospectively to all periods presented. The Company is currently evaluating the impact of adopting this guidance.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities, which modifies the guidance related to indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interest. ASU 2018-17 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.

In December 2019, the FASB issued ASU 2019-12 to simplify the accounting in ASC 740, Income Taxes. This guidance removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. This ASU will be effective beginning on January 1, 2021. Early adoption is permitted. Certain amendments in this update must be applied on a prospective basis, certain amendments must be applied on a retrospective basis, and certain amendments must be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.